Segment Reporting (Details)	12 Months Ended
Jun. 30, 2026 Segments
Segment Reporting [Abstract]
CODM description	The Company’s Chief Executive Officer is the chief operating decision maker (the “CODM”) and regularly reviews the gross profit of each segment to assess performance and allocate resources.
Operating segment	3
Reportable segment	3
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer